Net finance expense (income)	9 Months Ended
May 31, 2024
Net finance expense (income)
Net finance expense (income)

20. Net finance expense (income)

	Three-month	Three-month	Nine-month	Nine-month
	period	period	period	period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2024	2023	2024	2023
	$	$	$	$
Interest and bank charges	59,900	73,789	203,390	200,924
Interest income	(11,043)	—	(59,343)	(311,667)
Loss on Debentures [note 5]	—	—	—	2,746,667
Transaction costs [note 15]	—	51,199	1,860,335	489,096
Loss (gain) on derivative liabilities [note 15]	404,444	(1,551,616)	(5,913,484)	(1,613,058)
	453,301	(1,426,628)	(3,909,102)	1,511,962